Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Entity Information [Line Items]
Schedule Long-Term Indebtedness
Long-Term Debt

The following table presents our long-term debt:

		September 30,	December 31,
Series	Due	2017	2016
		(In Thousands)
IPL first mortgage bonds:
5.40% (1)	August 2017	$—	$24,650
3.875% (2)	August 2021	55,000	55,000
3.875% (2)	August 2021	40,000	40,000
3.125% (2)	December 2024	40,000	40,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	130,000
4.70%	September 2045	260,000	260,000
4.05%	May 2046	350,000	350,000
Unamortized discount – net		(6,384)	(6,477)
Deferred financing costs		(16,275)	(16,736)
Total IPL first mortgage bonds		1,586,141	1,610,237
IPL unsecured debt:
Variable (3)	December 2020	30,000	30,000
Variable (3)	December 2020	60,000	60,000
Deferred financing costs		(372)	(456)
Total IPL unsecured debt		89,628	89,544
Total Long-term Debt – IPL		1,675,769	1,699,781
Long-term Debt – IPALCO:
5.00% Senior Secured Notes	May 2018	—	400,000
3.45% Senior Secured Notes	July 2020	405,000	405,000
3.70% Senior Secured Notes	September 2024	405,000	—
Unamortized discount – net		(559)	(273)
Deferred financing costs		(8,159)	(5,018)
Total Long-term Debt – IPALCO		801,282	799,709
Total Consolidated IPALCO Long-term Debt		2,477,051	2,499,490
Less: Current Portion of Long-term Debt		—	24,650
Net Consolidated IPALCO Long-term Debt		$2,477,051	$2,474,840

(1)	First mortgage bonds issued to the city of Petersburg, Indiana, to secure the loan proceeds from various tax-exempt bonds issued by the city. IPL repaid these first mortgage bonds on August 1, 2017.

(2)	First mortgage bonds issued to the Indiana Finance Authority, to secure the loan of proceeds from tax-exempt bonds issued by the Indiana Finance Authority.

(3)
Unsecured notes issued to the Indiana Finance Authority by IPL to facilitate the loan of proceeds from various tax-exempt notes issued by the Indiana Finance Authority. The notes have a final maturity date of December 2038, but are subject to a mandatory put in December 2020.

The following table presents our long-term debt:

		December 31,
Series	Due	2016	2015
		(In Thousands)
IPL first mortgage bonds:
5.40% (1)	August 2017	$24,650	$24,650
3.875% (2)	August 2021	55,000	55,000
3.875% (2)	August 2021	40,000	40,000
3.125% (2)	December 2024	40,000	40,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	130,000
4.70%	September 2045	260,000	260,000
4.05%	May 2046	350,000	—
Unamortized discount – net		(6,477)	(4,242)
Deferred financing costs (3)		(16,736)	(13,703)
Total IPL first mortgage bonds		1,610,237	1,265,505
IPL unsecured debt:
Variable (4)	December 2020	30,000	30,000
Variable (4)	December 2020	60,000	60,000
Deferred financing costs (3)		(456)	—
Total IPL unsecured debt		89,544	90,000
Total Long-term Debt – IPL		1,699,781	1,355,505
Long-term Debt – IPALCO:
5.00% Senior Secured Notes	May 2018	400,000	400,000
3.45% Senior Secured Notes	July 2020	405,000	405,000
Unamortized discount – net		(273)	(371)
Deferred financing costs (3)		(5,018)	(6,858)
Total Long-term Debt – IPALCO		799,709	797,771
Total Consolidated IPALCO Long-term Debt		2,499,490	2,153,276
Less: Current Portion of Long-term Debt		24,650	—
Net Consolidated IPALCO Long-term Debt		$2,474,840	$2,153,276

(1)	First mortgage bonds are issued to the city of Petersburg, Indiana, to secure the loan of proceeds from tax-exempt bonds issued by the city.

(2)	First mortgage bonds are issued to the Indiana Finance Authority, to secure the loan of proceeds from tax-exempt bonds issued by the Indiana Finance Authority.

(3)	The Company adopted ASU No. 2015-03 on January 1, 2016, which requires the use of the full retrospective approach with respect to the presentation of debt issuance costs, including deferred charges.

(4)	Unsecured notes are issued to the Indiana Finance Authority by IPL to facilitate the loan of proceeds from various tax-exempt notes issued by the Indiana Finance Authority.

Schedule Of Maturities On Long-Term Indebtedness	Maturities on long-term indebtedness subsequent to December 31, 2016, are as follows:

Year	Amount
(In Thousands)
2017	$24,650
2018	400,000
2019	—
2020	495,000
2021	95,000
Thereafter	1,513,800
Total	$2,528,450

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Schedule Long-Term Indebtedness
DEBT

Long-Term Debt

The following table presents our long-term debt:

		September 30,	December 31,
Series	Due	2017	2016
		(In Thousands)
IPL first mortgage bonds:
5.40% (1)	August 2017	$—	$24,650
3.875% (2)	August 2021	55,000	55,000
3.875% (2)	August 2021	40,000	40,000
3.125% (2)	December 2024	40,000	40,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	130,000
4.70%	September 2045	260,000	260,000
4.05%	May 2046	350,000	350,000
Unamortized discount – net		(6,384)	(6,477)
Deferred financing costs		(16,275)	(16,736)
Total IPL first mortgage bonds		1,586,141	1,610,237
IPL unsecured debt:
Variable (3)	December 2020	30,000	30,000
Variable (3)	December 2020	60,000	60,000
Deferred financing costs		(372)	(456)
Total IPL unsecured debt		89,628	89,544
Total Consolidated Long-term Debt		1,675,769	1,699,781
Less: Current Portion of Long-term Debt		—	24,650
Net Consolidated IPL Long-term Debt		$1,675,769	$1,675,131

(1)	First mortgage bonds issued to the city of Petersburg, Indiana, to secure the loan proceeds from various tax-exempt bonds issued by the city. IPL repaid these first mortgage bonds on August 1, 2017.

(2)	First mortgage bonds issued to the Indiana Finance Authority, to secure the loan of proceeds from tax-exempt bonds issued by the Indiana Finance Authority.

(3)
Unsecured notes issued to the Indiana Finance Authority by IPL to facilitate the loan of proceeds from various tax-exempt notes issued by the Indiana Finance Authority. The notes have a final maturity date of December 2038, but are subject to a mandatory put in December 2020.

The following table presents our long-term debt:

		December 31,
Series	Due	2016	2015
		(In Thousands)
IPL first mortgage bonds:
5.40% (1)	August 2017	$24,650	$24,650
3.875% (2)	August 2021	55,000	55,000
3.875% (2)	August 2021	40,000	40,000
3.125% (2)	December 2024	40,000	40,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	130,000
4.70%	September 2045	260,000	260,000
4.05%	May 2046	350,000	—
Unamortized discount – net		(6,477)	(4,242)
Deferred financing costs (3)		(16,736)	(13,703)
Total IPL first mortgage bonds		1,610,237	1,265,505
IPL unsecured debt:
Variable (4)	December 2020	30,000	30,000
Variable (4)	December 2020	60,000	60,000
Deferred financing costs (3)		(456)	—
Total IPL unsecured debt		89,544	90,000
Total Consolidated IPL Long-term Debt		1,699,781	1,355,505
Less: Current Portion of Long-term Debt		24,650	—
Net Consolidated IPL Long-term Debt		$1,675,131	$1,355,505

(1)	First mortgage bonds are issued to the city of Petersburg, Indiana, to secure the loan of proceeds from tax-exempt bonds issued by the city.

(2)	First mortgage bonds are issued to the Indiana Finance Authority, to secure the loan of proceeds from tax-exempt bonds issued by the Indiana Finance Authority.

(3)	The Company adopted ASU No. 2015-03 on January 1, 2016, which requires the use of the full retrospective approach with respect to the presentation of debt issuance costs, including deferred charges.

(4)	Unsecured notes are issued to the Indiana Finance Authority by IPL to facilitate the loan of proceeds from various tax-exempt notes issued by the Indiana Finance Authority.

Schedule Of Maturities On Long-Term Indebtedness	Maturities on long-term indebtedness subsequent to December 31, 2016, are as follows:

Year	Amount
(In Thousands)
2017	$24,650
2018	—
2019	—
2020	90,000
2021	95,000
Thereafter	1,513,800
Total	$1,723,450